Financial instruments - Summary of Carrying Amounts of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	$ 8,887	$ 32,278
Quoted prices in active markets (Level 1)
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	4,353	2,870
Significant observable inputs (Level 2)
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	955	630
Significant unobservable inputs (Level 3)
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	3,579	28,778
Earn-Out Rights
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	3,579	28,778	$ 155,402
Earn-Out Rights | Quoted prices in active markets (Level 1)
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	0	0
Earn-Out Rights | Significant observable inputs (Level 2)
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	0	0
Earn-Out Rights | Significant unobservable inputs (Level 3)
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	3,579	28,778
Ordinary shares | Class C-1 Shares
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	4,353	2,870	4,920
Ordinary shares | Class C-2 Shares
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	955	630	$ 1,080
Ordinary shares | Quoted prices in active markets (Level 1) | Class C-1 Shares
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	4,353	2,870
Ordinary shares | Quoted prices in active markets (Level 1) | Class C-2 Shares
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	0	0
Ordinary shares | Significant observable inputs (Level 2) | Class C-1 Shares
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	0	0
Ordinary shares | Significant observable inputs (Level 2) | Class C-2 Shares
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	955	630
Ordinary shares | Significant unobservable inputs (Level 3) | Class C-1 Shares
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	0	0
Ordinary shares | Significant unobservable inputs (Level 3) | Class C-2 Shares
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	$ 0	$ 0